INCOME TAXES	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
PBF Holding is a limited liability company treated as a "flow-through" entity for income tax purposes. Accordingly, there is generally no benefit or provision for federal or state income tax in the PBF Holding financial statements apart from the income tax attributable to two subsidiaries acquired in connection with the acquisition of Chalmette Refining in the fourth quarter of 2015 and its wholly-owned Canadian subsidiary, PBF Energy Limited ("PBF Ltd."). The two subsidiaries acquired in connection with the Chalmette Acquisition are treated as C-Corporations for income tax purposes.
The two acquired subsidiaries incurred $1,378 and $648 of income tax expense for the years ended December 31, 2016 and 2015. For the year ended December 31, 2016, PBF Holding incurred an income tax benefit in its income statement of $8,412, attributable to PBF Ltd. During the preparation of the financial statements for the first quarter of 2016, management determined that the deferred income tax liabilities for PBF Ltd. were understated for prior periods. As of and for the three months ended March 31, 2016, the Company incurred $30,602 of deferred tax expense and $121 of current tax expense relating to a correction of prior periods which increased the recorded deferred and current tax liabilities by $30,602 and $121, respectively. This correction of prior periods did not impact the results for the fourth quarter of 2016.
INCOME TAXES
PBF Holding is a limited liability company treated as a “flow-through” entity for income tax purposes. Accordingly, there is generally no benefit or provision for federal or state income tax in the PBF Holding financial statements apart from the income tax attributable to two subsidiaries acquired in connection with the acquisition of Chalmette Refining and the Company’s wholly-owned Canadian subsidiary, PBF Energy Limited (“PBF Ltd.”). The two subsidiaries acquired in connection with the Chalmette Acquisition are treated as C-Corporations for income tax purposes.
The income tax provision (benefit) in the PBF Holding condensed consolidated financial statements of operations consists of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Current tax expense (benefit)	$737	$299	$1,209	$(64)
Deferred tax expense (benefit)	5,161	(5,576)	5,123	27,060
Total tax expense (benefit)	$5,898	$(5,277)	$6,332	$26,996

During the preparation of the financial statements for the first quarter of 2016, management determined that the deferred income tax liabilities for PBF Ltd. were understated for prior periods. For the three months ended March 31, 2016, the Company incurred $30,602 of deferred tax expense and $121 of current tax expense relating to a correction of prior periods.